As filed with the Securities and Exchange Commission on February 9, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914 - 7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2015

Item 1. Schedule of Investments.

OSTERWEIS FUND
SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
Common Stocks: 73.3%
Aerospace & Defense: 2.0%
104,615	Boeing Co.	$15,126,283

Beverages: 3.7%
252,160	Diageo Plc - ADR	27,503,091

Consumer Finance: 2.7%
289,715	American Express Co.	20,149,678

Containers & Packaging: 6.6%
545,800	Crown Holdings, Inc. 1	27,672,060
1,253,335	Owens-Illinois, Inc. 1	21,833,096
		49,505,156
Health Care Equipment & Supplies: 2.3%
131,845	Teleflex, Inc.	17,331,025

Household Durables: 2.9%
1,690,295	TRI Pointe Group, Inc. 1	21,416,038

Independent Power & Renewable Electricity Producers: 1.8%
483,100	NRG Yield, Inc. - Class A	6,719,921
483,100	NRG Yield, Inc. - Class C	7,130,556
		13,850,477
Industrial Conglomerates: 1.5%
366,485	General Electric Co.	11,416,008

Insurance: 3.3%
51,070	Alleghany Corp. 1	24,407,885

Internet & Catalog Retail: 2.3%
641,975	Liberty Interactive Corp. - Class A 1	17,538,757

Internet Software & Services: 8.0%
14,105	Alphabet, Inc. - Class A 1	10,973,831
36,067	Alphabet, Inc. - Class C 1	27,370,525
777,880	eBay, Inc. 1	21,376,143
		59,720,499
Media: 9.4%
177,130	Charter Communications, Inc. - Class A 1	32,432,503
603,285	Cinemark Holdings, Inc.	20,167,818
446,630	Liberty Global Plc 1	18,209,105
		70,809,426
Pharmaceuticals: 17.6%
109,065	Allergan Plc 1	34,082,812
136,530	Bayer AG - ADR	17,043,723
437,705	GlaxoSmithKline Plc - ADR	17,661,397
252,970	Johnson & Johnson	25,985,078

199,725	Novartis AG - ADR	17,184,339
135,900	Perrigo Co. Plc	19,664,730
		131,622,079
Specialty Retail: 1.6%
263,147	Cabela's, Inc. 1	12,296,859

Trading Companies & Distributors: 3.5%
787,786	Air Lease Corp.	26,375,075

Water Utilities: 4.1%
518,120	American Water Works Co., Inc.	30,957,670

Total Common Stocks
(Cost $400,655,950)		550,026,006

Partnerships & Trusts: 9.4%
Oil, Gas & Consumable Fuels: 9.4%
998,985	Cone Midstream Partners L.P. 2, 3	9,840,002
862,705	Enterprise Products Partners L.P.	22,067,994
395,729	Magellan Midstream Partners L.P.	26,877,914
545,510	VTTI Energy Partners L.P. 2, 3	11,308,422
		70,094,332
Total Partnerships & Trusts
(Cost $44,547,176)		70,094,332

Real Estate Investment Trusts: 5.5%
267,660	Digital Realty Trust, Inc.	20,240,449
354,815	EPR Properties	20,738,937
		40,979,386
Total Real Estate Investment Trusts
(Cost $33,888,801)		40,979,386

Short-Term Investments: 11.9%
89,558,982	Federated U.S. Treasury Cash Reserves, 0.010% 4	89,558,982

Total Short-Term Investments
(Cost $89,558,982)		89,558,982

Total Investments in Securities: 100.1%
(Cost $568,650,909)		750,658,706
Liabilities in Excess of Other Assets: (0.1)%		(754,878)
Total Net Assets: 100.0%		$749,903,828

ADR	American Depositary Receipt
1	Non-income producing security.
2	Affiliated company as defined by the Investment Company Act of 1940.
3	All or a portion of this security is considered illiquid. As of December 31, 2015, the total market value of illiquid securities was $21,148,424 or 2.8% of net assets.
4	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$562,860,365
Gross unrealized appreciation	225,405,573
Gross unrealized depreciation	(37,607,232)
Net unrealized appreciation	$187,798,341

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Fund's (the “Fund”) previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$550,026,006	$-	$-	$550,026,006
Partnerships & Trusts^	70,094,332	-	-	$70,094,332
Real Estate Investment Trusts	40,979,386	-	-	$40,979,386
Short-Term Investments	89,558,982	-	-	$89,558,982
Total Investments in Securities	$750,658,706	$-	$-	$750,658,706

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Cone Midstream Partners L.P.	998,985	-	-	998,985	$-	$-	$9,840,002	$25,419,083
PHH Corp.	1,054,720	-	1,054,720	-	(3,868,129)		-	-
Stonegate Mortgage Corp.	597,995	-	597,995	-	(6,500,901)	-	-	-
VTTI Energy Partners L.P.	545,510	-	-	545,510	-	461,447	11,308,422	11,973,164
New Senior Investment Group, Inc.	1,413,000	-	1,413,000	-	(11,495,676)	793,134	-	-
Total					$(21,864,706)	$1,254,581	$21,148,424	$37,392,247

OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
Convertible Preferred Stocks: 0.7%
Machinery: 0.7%
390,000	Blue Bird Corp., 7.625% 1	$39,349,050

Total Convertible Preferred Stocks
(Cost $39,000,000)		39,349,050

Principal Amount
Bonds: 82.1%
Corporate Bonds: 80.6%
Aerospace & Defense: 3.5%
	ADS Tactical, Inc.
$75,399,000	11.000%, 04/01/2018 1	76,718,482
	Bombardier, Inc.
55,750,000	5.500%, 09/15/2018 1	51,434,950
	Erickson, Inc.
42,376,000	8.250%, 05/01/2020	26,167,180
	Kratos Defense & Security Solutions, Inc.
44,682,000	7.000%, 05/15/2019	30,663,023
		184,983,635
Air Freight & Logistics: 1.4%
	XPO Logistics, Inc.
48,156,000	7.875%, 09/01/2019 1	49,144,161
25,000,000	6.500%, 06/15/2022 1	23,218,750
		72,362,911
Banks: 0.1%
	CIT Group, Inc.
5,110,000	5.000%, 05/15/2017	5,276,075

Beverages: 1.8%
	Beverages & More, Inc.
81,000,000	10.000%, 11/15/2018 1	75,633,750
	Cott Beverages, Inc.
16,500,000	6.750%, 01/01/2020	17,077,500
		92,711,250
Building Products: 1.7%
	Cleaver-Brooks, Inc.
76,920,000	8.750%, 12/15/2019 1	74,612,400
17,775,000	9.750%, 12/31/2019 1, 2	16,046,737
		90,659,137
Capital Markets: 1.4%
	Oppenheimer Holdings, Inc.
71,198,000	8.750%, 04/15/2018	73,155,945

Chemicals: 1.8%
	Consolidated Energy Finance SA
38,500,000	6.750%, 10/15/2019 1	36,996,575
	HIG BBC Intermediate Holdings LLC
42,401,000	10.500% Cash or 11.25% PIK, 09/15/2018 1	40,280,950
	LSB Industries, Inc.
20,800,000	7.750%, 08/01/2019	17,368,000
		94,645,525

Commercial Services & Supplies: 4.2%
	GFL Environmental Corp.
67,625,000	7.875%, 04/01/2020 1	67,286,875
	R.R. Donnelley & Sons Co.
7,576,000	8.600%, 08/15/2016	7,879,040
29,010,000	8.250%, 03/15/2019	31,475,850
17,274,000	8.875%, 04/15/2021	18,029,738
13,064,000	7.000%, 02/15/2022	12,410,800
	Transfield Services Ltd.
79,275,000	8.375%, 05/15/2020 1	82,446,000
		219,528,303
Construction & Engineering: 1.2%
	Michael Baker Holdings LLC
11,529,375	8.875% Cash or 9.625% PIK, 04/15/2019 1	8,185,856
	Michael Baker International LLC
58,265,000	8.250%, 10/15/2018 1	52,729,825
		60,915,681
Construction Materials: 1.9%
	Associated Asphalt Partners LLC
51,731,000	8.500%, 02/15/2018 1	51,989,655
	Rain CII Carbon LLC
56,293,000	8.000%, 12/01/2018 1	48,552,712
		100,542,367
Consumer Finance: 3.1%
	Ally Financial, Inc.
33,450,000	3.500%, 07/18/2016	33,617,250
4,740,000	2.750%, 01/30/2017	4,740,000
49,000,000	3.250%, 11/05/2018	48,203,750
27,702,000	8.000%, 12/31/2018	30,402,945
	Enova International, Inc.
64,950,000	9.750%, 06/01/2021	47,088,750
		164,052,695
Containers & Packaging: 1.4%
	Ardagh Packaging Finance Plc
51,700,000	6.250%, 01/31/2019 1	49,890,500
23,254,237	7.000%, 11/15/2020 1	22,963,559
		72,854,059
Diversified Consumer Services: 2.5%
	Outerwall, Inc.
32,385,000	6.000%, 03/15/2019	28,984,575
	Regis Corp.
103,525,000	5.500%, 12/02/2019 1	101,311,843
		130,296,418
Diversified Financial Services: 3.1%
	Icahn Enterprises L.P.
118,885,000	3.500%, 03/15/2017	119,776,638
	Intrepid Aviation Group Holdings LLC
15,750,000	8.250%, 07/15/2017 1	14,608,125
31,500,000	6.875%, 02/15/2019 1	25,987,500
		160,372,263
Diversified Telecommunication Services: 0.4%
	West Corp.
21,680,000	5.375%, 07/15/2022 1	18,780,300

Electrical Equipment: 0.9%
Power Solutions International, Inc.
53,000,000	5.500%, 05/01/2018 1	48,196,663

Electronic Equipment, Instruments & Components: 0.7%
	KEMET Corp.
43,862,000	10.500%, 05/01/2018	37,502,010

Energy Equipment & Services: 0.1%
	ION Geophysical Corp.
10,400,000	8.125%, 05/15/2018	5,252,000

Food & Staples Retailing: 11.0%
	BI-LO LLC
120,912,000	8.625% Cash or 9.375% PIK, 09/15/2018 1	103,379,760
	KeHE Distributors LLC
18,775,000	7.625%, 08/15/2021 1	19,150,500
	Rite Aid Corp.
195,112,000	9.250%, 03/15/2020	206,574,830
	Tesco Plc
37,750,000	2.700%, 01/05/2017 1	37,758,833
	Tops Holding II Corp.
66,880,000	8.750%, 06/15/2018	66,211,200
	Tops Holding/Markets II
37,125,000	8.000%, 06/15/2022 1	36,753,750
	US Foods, Inc.
102,804,000	8.500%, 06/30/2019	106,145,130
		575,974,003
Food Products: 3.5%
	Hearthside Group Holdings LLC
67,140,000	6.500%, 05/01/2022 1	62,440,200
	Shearer's Foods LLC
72,838,000	9.000%, 11/01/2019 1	77,117,233
	Simmons Foods, Inc.
49,000,000	7.875%, 10/01/2021 1	44,467,500
		184,024,933
Health Care Providers & Services: 4.0%
	CHS/Community Health Systems, Inc.
143,612,000	8.000%, 11/15/2019	145,407,150
	Hanger, Inc.
68,320,000	9.125%, 11/15/2018	62,854,400
		208,261,550
Hotels, Restaurants & Leisure: 3.2%
	Boyd Gaming Corp.
38,443,000	9.000%, 07/01/2020	40,941,795
	Carrols Restaurant Group, Inc.
24,750,000	8.000%, 05/01/2022	26,235,000
	Peninsula Gaming Corp.
33,356,000	8.375%, 02/15/2018 1	34,023,120
	Ruby Tuesday, Inc.
67,585,000	7.625%, 05/15/2020	66,233,300
		167,433,215
Household Durables: 1.4%
	Century Intermediate Holding Co.
69,567,000	9.750% Cash or 10.500% PIK, 02/15/2019 1	71,393,134

Household Products: 0.2%
	Sun Products Corp.
12,081,000	7.750%, 03/15/2021 1	10,540,673

Independent Power & Renewable Electricity Producers: 1.5%
	NRG Energy, Inc.
81,910,000	8.250%, 09/01/2020	79,862,250

IT Services: 0.5%
	Unisys Corp.
26,207,000	6.250%, 08/15/2017	26,829,416

Leisure Products: 1.1%
	Smith & Wesson Holding Corp.
55,000,000	5.000%, 07/15/2018 1	55,962,500

Machinery: 1.6%
	Navistar International Corp.
61,525,000	8.250%, 11/01/2021	41,221,750
	Waterjet Holdings, Inc.
41,860,000	7.625%, 02/01/2020 1	41,755,350
		82,977,100
Media: 2.5%
	Lions Gate Entertainment Corp.
19,500,000	5.250%, 08/01/2018	20,182,500
	MDC Partners, Inc.
69,490,000	6.750%, 04/01/2020 1	71,835,288
	NAI Entertainment Holdings
34,908,000	5.000%, 08/01/2018 1	35,606,160
		127,623,948
Metals & Mining: 3.8%
	A.M. Castle & Co.
63,638,000	12.750%, 12/15/2016	48,046,690
	Coeur Mining, Inc.
72,225,000	7.875%, 02/01/2021	43,515,562
	Hecla Mining Co.
40,625,000	6.875%, 05/01/2021	29,859,375
	Horsehead Holding Corp.
9,500,000	9.000%, 06/01/2017 1	5,676,250
18,000,000	10.500%, 06/01/2017 1	12,240,000
74,350,000	10.500%, 06/01/2017 1	50,558,000
10,000,000	10.500%, 06/01/2017 1	6,800,000
		196,695,877
Multiline Retail: 0.3%
	Bon-Ton Department Stores, Inc.
12,554,000	10.625%, 07/15/2017	9,415,500
15,959,000	8.000%, 06/15/2021	5,346,265
		14,761,765
Oil, Gas & Consumable Fuels: 4.6%
	Calumet Specialty Products Partners L.P.
2,640,000	6.500%, 04/15/2021	2,310,000
9,126,000	7.625%, 01/15/2022	7,802,730
46,500,000	7.750%, 04/15/2023 1	39,757,500
	Genesis Energy L.P. / Genesis Energy Finance Corp.
28,500,000	6.750%, 08/01/2022	24,367,500
	Global Partners / GLP Finance Corp.
43,976,000	6.250%, 07/15/2022	35,400,680
19,750,000	7.000%, 06/15/2023	16,293,750
	NGL Energy Partners L.P.
24,250,000	6.875%, 10/15/2021	18,308,750

	Targa Resources Partners L.P.
49,000,000	5.000%, 01/15/2018 1	45,570,000
	Ultra Resources, Inc.
34,500,000	7.310%, 03/01/2016 2	31,603,553
24,500,000	5.920%, 03/01/2018 2	9,288,562
	Vanguard Natural Resources LLC
34,116,000	7.875%, 04/01/2020	9,211,320
		239,914,345
Paper & Forest Products: 0.8%
	Resolute Forest Products, Inc.
54,576,000	5.875%, 05/15/2023	39,976,920

Pharmaceuticals: 2.7%
	VPII Escrow Corp.
141,470,000	6.750%, 08/15/2018 1	140,904,120

Road & Rail: 1.8%
	Hertz Corp.
93,792,000	7.500%, 10/15/2018	95,902,320

Semiconductors & Semiconductor Equipment: 1.0%
	Global A&T Electronics Ltd.
65,000,000	10.000%, 02/01/2019 1	51,837,500
2,500,000	10.000%, 02/01/2019 1	1,993,750
		53,831,250
Specialty Retail: 0.9%
	Caleres, Inc.
46,121,000	6.250%, 08/15/2023	45,659,790

Thrifts & Mortgage Finance: 1.0%
	Nationstar Mortgage Holdings, Inc.
47,791,000	9.625%, 05/01/2019	49,463,685

Tobacco: 1.0%
	Alliance One International, Inc.
70,500,000	9.875%, 07/15/2021	52,081,875

Trading Companies & Distributors: 0.2%
	International Lease Finance Corp.
10,464,000	8.750%, 03/15/2017	11,170,320

Wireless Telecommunication Services: 0.8%
	T-Mobile USA, Inc.
42,514,000	6.464%, 04/28/2019	43,888,052

Total Corporate Bonds
(Cost $4,632,240,920)		4,207,220,278

Convertible Bonds: 1.5%
Air Freight & Logistics: 0.1%
	XPO Logistics, Inc.
2,720,000	4.500%, 10/01/2017	4,654,600

Health Care Equipment & Supplies: 0.7%
	Teleflex, Inc.
18,150,000	3.875%, 08/01/2017	38,818,313

Machinery: 0.7%
	Chart Industries, Inc.
15,126,000	2.000%, 08/01/2018	13,159,620
	Navistar International Corp.
42,210,000	4.500%, 10/15/2018	21,025,856
		34,185,476
Metals & Mining: 0.0% 3
	A.M. Castle & Co.
6,700,000	7.000%, 12/15/2017	2,558,562

Total Convertible Bonds
(Cost $82,627,911)		80,216,951

Total Bonds
(Cost $4,714,868,831)		4,287,437,229

Shares
Short-Term Investments: 15.0%
389,463,891	Federated U.S. Treasury Cash Reserves, 0.010% 4	389,463,891
389,463,891	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 0.050% 4	389,463,891
		778,927,782
Total Short-Term Investments
(Cost $778,927,782)		778,927,782

Total Investments in Securities: 97.8%
(Cost $5,532,796,613)		5,105,714,061
Other Assets in Excess of Liabilities: 2.2%		114,077,636
Total Net Assets: 100.0%		$5,219,791,697

PIK	Payment-in-kind - represents the security may pay interest in additional par.
1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2015, the value of these securities amounted to $2,133,886,339, or 40.9% of net assets.

2	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
3	Less than 0.05%.
4	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$5,534,142,929
Gross unrealized appreciation	42,855,287
Gross unrealized depreciation	(471,284,155)
Net unrealized depreciation	$(428,428,868)

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Strategic Income Fund's (the “Fund”) previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Convertible Preferred^	$-	$39,349,050	$-	$39,349,050
Corporate Bonds^	-	4,150,281,426	56,938,852	4,207,220,278
Convertible Bonds^	-	80,216,951	-	80,216,951
Short-Term Investments	778,927,782		-	778,927,782
Total Investments in Securities	$778,927,782	$4,269,847,427	$56,938,852	$5,105,714,061

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of March 31, 2015	$127,755,901
Accrued discounts/premiums	(949,919)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(13,904,630)
Purchases	-
Sales	-
Transfer in and/or out of Level 3	(55,962,500)
Balance as of December 31, 2015	$56,938,852

Transfers made out of Level 3 and into Level 2 as a third party pricing service provided a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 securities held at December 31, 2015:	$(15,850,585)

Type of Security	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Input	Range
Corporate Bonds	$56,938,852	Comparable Securities	Adjustment to Yield	(75)bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

OSTERWEIS STRATEGIC INVESTMENT FUND
SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
Common Stocks: 43.9%
Aerospace & Defense: 1.2%
23,520	Boeing Co.	$3,400,757

Beverages: 2.2%
57,225	Diageo Plc - ADR	6,241,531

Consumer Finance: 1.6%
65,600	American Express Co.	4,562,480

Containers & Packaging: 4.2%
136,955	Crown Holdings, Inc. 1	6,943,618
301,430	Owens-Illinois, Inc. 1	5,250,911
		12,194,529
Health Care Equipment & Supplies: 1.2%
27,500	Teleflex, Inc.	3,614,875

Household Durables: 1.7%
389,010	TRI Pointe Group, Inc. 1	4,928,757

Independent Power & Renewable Electricity Producers: 1.5%
148,565	NRG Yield, Inc. - Class A	2,066,539
148,565	NRG Yield, Inc. - Class C	2,192,820
		4,259,359
Industrial Conglomerates: 1.4%
126,845	General Electric Co.	3,951,222

Insurance: 1.9%
11,311	Alleghany Corp. 1	5,405,866

Internet & Catalog Retail: 1.3%
136,520	Liberty Interactive Corp. - Class A 1	3,729,726

Internet Software & Services: 4.1%
1,840	Alphabet, Inc. - Class A 1	1,431,539
7,706	Alphabet, Inc. - Class C 1	5,847,929
167,090	eBay, Inc. 1	4,591,633
		11,871,101
Media: 5.5%
41,810	Charter Communications, Inc. - Class A 1	7,655,411
120,259	Cinemark Holdings, Inc.	4,020,259
99,355	Liberty Global Plc 1	4,050,703
		15,726,373
Pharmaceuticals: 10.4%
21,555	Allergan Plc 1	6,735,937
33,905	Bayer AG - ADR	4,232,531
93,620	GlaxoSmithKline Plc - ADR	3,777,567
50,935	Johnson & Johnson	5,232,043
58,765	Novartis AG - ADR	5,056,141
33,425	Perrigo Co. Plc	4,836,597
		29,870,816
Specialty Retail: 1.0%
59,355	Cabela's, Inc. 1	2,773,659

Thrifts & Mortgage Finance: 0.2%
117,940	Stonegate Mortgage Corp. 1	642,773

Trading Companies & Distributors: 2.0%
176,615	Air Lease Corp.	5,913,070

Water Utilities: 2.5%
119,660	American Water Works Co., Inc.	7,149,685

Total Common Stocks
(Cost $108,960,230)		126,236,579

Convertible Preferred Stocks: 0.3%
Machinery: 0.3%
10,000	Blue Bird Corp., 7.625% 2	1,008,950

Total Convertible Preferred Stocks
(Cost $1,000,000)		1,008,950

Partnerships & Trusts: 5.4%
Oil, Gas & Consumable Fuels: 5.4%
225,280	Cone Midstream Partners L.P. 3, 4	2,219,008
188,015	Enterprise Products Partners L.P.	4,809,424
72,970	Magellan Midstream Partners L.P.	4,956,123
164,980	VTTI Energy Partners L.P. 3, 4	3,420,035
		15,404,590
Total Partnerships & Trusts
(Cost $16,770,951)		15,404,590

Real Estate Investment Trusts: 3.5%
68,615	Digital Realty Trust, Inc.	5,188,666
81,375	EPR Properties	4,756,369
		9,945,035
Total Real Estate Investment Trusts
(Cost $8,240,991)		9,945,035

Principal Amount
Bonds: 39.5%
Corporate Bonds: 38.7%
Aerospace & Defense: 1.4%
	ADS Tactical, Inc.
$2,000,000	11.000%, 04/01/2018 2	2,035,000
	Bombardier, Inc.
2,000,000	5.500%, 09/15/2018 2	1,845,200
	Kratos Defense & Security Solutions, Inc.
200,000	7.000%, 05/15/2019	137,250
		4,017,450
Air Freight & Logistics: 0.9%
	XPO Logistics, Inc.
2,500,000	7.875%, 09/01/2019 2	2,551,300

Banks: 0.4%
	CIT Group, Inc.
1,000,000	5.000%, 05/15/2017	1,032,500

Beverages: 0.7%
	Beverages & More, Inc.
1,000,000	10.000%, 11/15/2018 2	933,750
	Cott Beverages, Inc.
1,000,000	6.750%, 01/01/2020	1,035,000
		1,968,750
Building Products: 0.5%
	Cleaver-Brooks, Inc.
1,275,000	8.750%, 12/15/2019 2	1,236,750
225,000	9.750%, 12/31/2019 2, 5	203,123
		1,439,873
Capital Markets: 0.9%
	Oppenheimer Holdings, Inc.
2,500,000	8.750%, 04/15/2018	2,568,750

Chemicals: 0.9%
	Consolidated Energy Finance SA
1,500,000	6.750%, 10/15/2019 2	1,441,425
	HIG BBC Intermediate Holdings LLC
750,000	10.500% Cash or 11.250% PIK, 09/15/2018 2	712,500
	LSB Industries, Inc.
700,000	7.750%, 08/01/2019	584,500
		2,738,425
Commercial Services & Supplies: 2.3%
	GFL Environmental Corp.
2,000,000	7.875%, 04/01/2020 2	1,990,000
	R.R. Donnelley & Sons Co.
650,000	8.250%, 03/15/2019	705,250
250,000	8.875%, 04/15/2021	260,937
1,000,000	7.000%, 02/15/2022	950,000
	Transfield Services Ltd.
2,500,000	8.375%, 05/15/2020 2	2,600,000
		6,506,187
Construction & Engineering: 0.3%
	Michael Baker International LLC
1,000,000	8.250%, 10/15/2018 2	905,000

Construction Materials: 1.4%
	Associated Asphalt Partners LLC
2,000,000	8.500%, 02/15/2018 2	2,010,000
	Rain CII Carbon LLC
2,500,000	8.000%, 12/01/2018 2	2,156,250
		4,166,250
Consumer Finance: 1.1%
	Ally Financial, Inc.
500,000	3.500%, 07/18/2016	502,500
1,000,000	3.250%, 11/05/2018	983,750
1,000,000	8.000%, 12/31/2018	1,097,500
	Enova International, Inc.
800,000	9.750%, 06/01/2021	580,000
		3,163,750
Containers & Packaging: 0.3%
	Ardagh Packaging Finance Plc
1,000,000	6.250%, 01/31/2019 2	965,000

Diversified Consumer Services: 1.0%
	Outerwall, Inc.
2,000,000	6.000%, 03/15/2019	1,790,000
	Regis Corp.
1,025,000	5.500%, 12/02/2019 2	1,003,088
		2,793,088
Diversified Financial Services: 0.4%
	Icahn Enterprises L.P.
750,000	3.500%, 03/15/2017	755,625
	Intrepid Aviation Group Holdings LLC
250,000	8.250%, 07/15/2017 2	231,875
200,000	6.875%, 02/15/2019 2	165,000
		1,152,500
Diversified Telecommunication Services: 0.6%
	West Corp.
2,000,000	5.375%, 07/15/2022 2	1,732,500

Electrical Equipment: 0.6%
	Power Solutions International, Inc.
2,000,000	5.500%, 05/01/2018 2	1,818,742

Electronic Equipment, Instruments & Components: 0.6%
	KEMET Corp.
2,000,000	10.500%, 05/01/2018	1,710,000

Food & Staples Retailing: 5.1%
	BI-LO LLC
2,000,000	8.625% Cash or 9.375% PIK, 09/15/2018 2	1,710,000
	KeHE Distributors LLC
2,500,000	7.625%, 08/15/2021 2	2,550,000
	Rite Aid Corp.
2,500,000	9.250%, 03/15/2020	2,646,875
	Tesco Plc
2,500,000	2.700%, 01/05/2017 2	2,500,585
	Tops Holding II Corp.
2,595,000	8.750%, 06/15/2018	2,569,050
	US Foods, Inc.
2,500,000	8.500%, 06/30/2019	2,581,250
		14,557,760
Food Products: 1.3%
	Hearthside Group Holdings LLC
985,000	6.500%, 05/01/2022 2	916,050
	Shearer's Foods LLC
1,500,000	9.000%, 11/01/2019 2	1,588,125
	Simmons Foods, Inc.
1,500,000	7.875%, 10/01/2021 2	1,361,250
		3,865,425
Health Care Providers & Services: 1.7%
	CHS/Community Health Systems, Inc.
2,500,000	8.000%, 11/15/2019	2,531,250
	Hanger, Inc.
2,500,000	9.125%, 11/15/2018	2,300,000
		4,831,250
Hotels, Restaurants & Leisure: 2.4%
	Boyd Gaming Corp.
3,000,000	9.000%, 07/01/2020	3,195,000
	Carrols Restaurant Group, Inc.
1,250,000	8.000%, 05/01/2022	1,325,000
	Ruby Tuesday, Inc.
2,500,000	7.625%, 05/15/2020	2,450,000
		6,970,000

Household Durables: 0.9%
	Century Intermediate Holding Co.
2,500,000	9.750% Cash or 10.500% PIK, 02/15/2019 2	2,565,625

Independent Power & Renewable Electricity Producers: 0.7%
	NRG Energy, Inc.
2,000,000	8.250%, 09/01/2020	1,950,000

IT Services: 0.2%
	Unisys Corp.
500,000	6.250%, 08/15/2017	511,875

Leisure Products: 0.3%
	Smith & Wesson Holding Corp.
1,000,000	5.000%, 07/15/2018 2	1,017,500

Machinery: 0.6%
	Navistar International Corp.
1,000,000	8.250%, 11/01/2021	670,000
	Waterjet Holdings, Inc.
1,065,000	7.625%, 02/01/2020 2	1,062,338
		1,732,338
Media: 1.4%
	Lions Gate Entertainment Corp.
500,000	5.250%, 08/01/2018	517,500
	MDC Partners, Inc.
2,500,000	6.750%, 04/01/2020 2	2,584,375
	NAI Entertainment Holdings
1,000,000	5.000%, 08/01/2018 2	1,020,000
		4,121,875
Metals & Mining: 1.0%
	Coeur Mining, Inc.
975,000	7.875%, 02/01/2021	587,437
	Hecla Mining Co.
1,475,000	6.875%, 05/01/2021	1,084,125
	Horsehead Holding Corp.
500,000	9.000%, 06/01/2017 2	298,750
1,500,000	10.500%, 06/01/2017 2	1,020,000
		2,990,312
Multiline Retail: 0.2%
	Bon-Ton Department Stores, Inc.
800,000	10.625%, 07/15/2017	600,000
250,000	8.000%, 06/15/2021	83,750
		683,750
Oil, Gas & Consumable Fuels: 2.5%
	Calumet Specialty Products Partners L.P.
100,000	6.500%, 04/15/2021	87,500
750,000	7.625%, 01/15/2022	641,250
1,000,000	7.750%, 04/15/2023 2	855,000
	Genesis Energy L.P. / Genesis Energy Finance Corp.
1,500,000	6.750%, 08/01/2022	1,282,500
	Global Partners / GLP Finance Corp.
1,750,000	6.250%, 07/15/2022	1,408,750
250,000	7.000%, 06/15/2023	206,250
	NGL Energy Partners L.P.
750,000	6.875%, 10/15/2021	566,250
	Targa Resources Partners L.P.
1,000,000	5.000%, 01/15/2018 2	930,000

	Ultra Resources, Inc.
500,000	7.310%, 03/01/2016 5	458,023
500,000	5.920%, 03/01/2018 5	189,562
	Vanguard Natural Resources LLC
2,500,000	7.875%, 04/01/2020	675,000
		7,300,085
Paper & Forest Products: 0.5%
	Resolute Forest Products, Inc.
2,000,000	5.875%, 05/15/2023	1,465,000

Pharmaceuticals: 0.7%
	VPII Escrow Corp.
2,000,000	6.750%, 08/15/2018 2	1,992,000

Road & Rail: 0.9%
	Hertz Corp.
2,500,000	7.500%, 10/15/2018	2,556,250

Semiconductors & Semiconductor Equipment: 0.6%
	Global A&T Electronics Ltd.
1,500,000	10.000%, 02/01/2019 2	1,196,250
500,000	10.000%, 02/01/2019 2	398,750
		1,595,000
Specialty Retail: 0.9%
	Caleres, Inc.
2,500,000	6.250%, 08/15/2023	2,475,000

Thrifts & Mortgage Finance: 0.7%
	Nationstar Mortgage Holdings, Inc.
2,000,000	9.625%, 05/01/2019	2,070,000

Tobacco: 0.4%
	Alliance One International, Inc.
1,500,000	9.875%, 07/15/2021	1,108,125

Trading Companies & Distributors: 0.5%
	International Lease Finance Corp.
1,250,000	8.750%, 03/15/2017	1,334,375

Wireless Telecommunication Services: 0.9%
	T-Mobile USA, Inc.
2,500,000	6.464%, 04/28/2019	2,580,800

Total Corporate Bonds
(Cost $120,168,442)		111,504,410

Convertible Bonds: 0.8%
Machinery: 0.8%
	Chart Industries, Inc.
2,500,000	2.000%, 08/01/2018	2,175,000
	Navistar International Corp.
150,000	4.500%, 10/15/2018	74,719
		2,249,719
Metals & Mining: 0.0% 6
	A.M. Castle & Co.
500,000	7.000%, 12/15/2017	190,937

Total Convertible Bonds
(Cost $2,866,284)		2,440,656

Total Bonds
(Cost $123,034,726)		113,945,066

Shares
Short-Term Investments: 6.2%
17,948,824	Federated U.S. Treasury Cash Reserves, 0.010% 7	17,948,824

Total Short-Term Investments
(Cost $17,948,824)		17,948,824

Total Investments in Securities: 98.8%
(Cost $275,955,722)		284,489,044
Other Assets in Excess of Liabilities: 1.2%		3,348,571
Total Net Assets: 100.0%		$287,837,615

ADR	American Depositary Receipt
PIK	Payment-in-kind - represents the security may pay interest in additional par.
1	Non-income producing security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2015, the value of these securities amounted to $53,112,051, or 18.5% of net assets.

3	Affiliated company as defined by the Investment Company Act of 1940.
4	All or a portion of this security is considered illiquid. As of December 31, 2015, the total market value of illiquid securities was $5,639,043 or 2.0% of net assets.
5	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
6	Less than 0.05%.
7	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$275,970,164
Gross unrealized appreciation	30,132,478
Gross unrealized depreciation	(21,613,598)
Net unrealized appreciation	$8,518,880

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Strategic Investment Fund's (the “Fund”) previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

		Level 1	Level 2	Level 3	Total

Common Stocks^		$126,236,579	$-	$-	$126,236,579
Convertible Preferred Stocks^		-	1,008,950	-	1,008,950
Partnerships & Trusts^		15,404,590	-	-	15,404,590
Real Estate Investment Trusts		9,945,035	-	-	9,945,035
Corporate Bonds^		-	110,653,702	850,708	111,504,410
Convertible Bonds^		-	2,440,656	-	2,440,656
Short-Term Investments		17,948,824	-	-	17,948,824
Total Investments in Securities		$169,535,028	$114,103,308	$850,708	$284,489,044

^ See Schedule of Investments for industry breakouts.

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The Fund did not have transfers into or out of Level 1 or Level 2 securities during the period.
The following is a reconciliation of Level 3 securities for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of March 31, 2015	$2,153,723
Accrued discounts/premiums	(14,543)
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(270,972)
Purchases	-
Sales	-
Transfer in and/or out of Level 3	(1,017,500)
Balance as of December 31, 2015	$850,708

Transfers made out of Level 3 and into Level 2 as a third party pricing service provided a price.

Change in unrealized appreciation (depreciation) during the period ended for Level 3 securities held at December 31, 2015:	$(306,353)

Type of Security	Fair Value at 12/31/2015	Valuation Techniques	Unobservable Input		Range
Corporate Bonds	$850,708	Comparable Securities	Adjustment to Yield		(75)bps-300bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement.
Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee valuation techniques. The Board of Trustees ratifies valuation techniques quarterly.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Cone Midstream Partners L.P.	225,280	-	-	225,280	$-	$-	$2,219,008	$5,535,659
PHH Corp.	180,290	-	180,290	-	(1,175,764)	-	-	-
VTTI Energy Partners L.P.	164,980	-	-	164,980	-	139,557	3,420,035	3,665,720
New Senior Investment Group, Inc.	356,137	-	356,137	-	(3,116,225)	267,103	-	-
Total							$5,639,043	$9,201,379

Stonegate Mortgage Corp.*	117,940	-	-	117,940	-	-	$642,773	$2,014,103
Total					$(4,291,989)	$406,660
* The security is not an affiliate at December 31, 2015.

OSTERWEIS INSTITUTIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS at December 31, 2015 (Unaudited)

Shares		Value
Common Stocks: 82.8%
Aerospace & Defense: 2.2%
5,165	Boeing Co.	$746,807

Beverages: 4.0%
12,180	Diageo Plc - ADR	1,328,473

Consumer Finance: 3.2%
15,510	American Express Co.	1,078,721

Containers & Packaging: 6.8%
25,205	Crown Holdings, Inc. 1	1,277,893
57,530	Owens-Illinois, Inc. 1	1,002,173
		2,280,066
Health Care Equipment & Supplies: 2.1%
5,415	Teleflex, Inc.	711,802

Household Durables: 2.9%
77,545	TRI Pointe Group, Inc. 1	982,495

Independent Power & Renewable Electricity Producers: 2.6%
29,355	NRG Yield, Inc. - Class A	408,328
31,485	NRG Yield, Inc. - Class C	464,719
		873,047
Industrial Conglomerates: 3.5%
38,055	General Electric Co.	1,185,413

Insurance: 3.6%
2,540	Alleghany Corp. 1	1,213,942

Internet & Catalog Retail: 3.0%
37,310	Liberty Interactive Corp. - Class A 1	1,019,309

Internet Software & Services: 8.6%
2,411	Alphabet, Inc. - Class C 1	1,829,660
39,065	eBay, Inc. 1	1,073,506
		2,903,166
Media: 9.4%
7,560	Charter Communications, Inc. - Class A 1	1,384,236
29,042	Cinemark Holdings, Inc.	970,874
19,840	Liberty Global Plc 1	808,877
		3,163,987
Pharmaceuticals: 20.9%
5,010	Allergan Plc 1	1,565,625
8,315	Bayer AG - ADR	1,038,003
25,905	GlaxoSmithKline Plc - ADR	1,045,267
13,395	Johnson & Johnson	1,375,934
13,300	Novartis AG - ADR	1,144,332

5,950	Perrigo Co. Plc	860,965
		7,030,126
Specialty Retail: 1.7%
12,185	Cabela's, Inc. 1	569,405

Trading Companies & Distributors: 3.8%
38,595	Air Lease Corp.	1,292,161

Water Utilities: 4.5%
25,175	American Water Works Co., Inc.	1,504,206

Total Common Stocks
(Cost $24,074,828)		27,883,126

Partnerships & Trusts: 9.3%
Oil, Gas & Consumable Fuels: 9.3%
48,190	Cone Midstream Partners L.P. 2, 3	474,671
40,095	Enterprise Products Partners L.P.	1,025,630
17,505	Magellan Midstream Partners L.P.	1,188,940
20,870	VTTI Energy Partners L.P. 2, 3	432,635
		3,121,876
Total Partnerships & Trusts
(Cost $3,347,601)		3,121,876

Real Estate Investment Trusts: 6.0%
11,820	Digital Realty Trust, Inc.	893,828
19,510	EPR Properties	1,140,360
		2,034,188
Total Real Estate Investment Trusts
(Cost $1,874,813)		2,034,188

Short-Term Investments: 0.2%
63,470	Federated U.S. Treasury Cash Reserves, 0.010% 4	63,470

Total Short-Term Investments
(Cost $63,470)		63,470

Total Investments in Securities: 98.3%
(Cost $29,360,712)		33,102,660
Other Assets in Excess of Liabilities: 1.7%		570,729
Total Net Assets: 100.0%		$33,673,389

ADR -	American Depositary Receipt
1	Non-income producing security.
2	Affiliated company as defined by the Investment Company Act of 1940.
3	All or a portion of this security is considered illiquid. As of December 31, 2015, the total market value of illiquid securities was $907,306 or 2.7% of net assets.
4	Annualized seven-day yield as of December 31, 2015.

The cost basis of investments for federal income tax purposes at December 31, 2015 was as follows+:

Cost of investments	$29,326,377
Gross unrealized appreciation	5,778,159
Gross unrealized depreciation	(2,001,876)
Net unrealized appreciation	$3,776,283

+ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Osterweis Institutional Equity Fund's (the “Fund”) previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at December 31, 2015 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Common Stocks ^	$27,883,126	$-	$-	$27,883,126
Partnerships & Trusts^	3,121,876	-	-	3,121,876
Real Estate Investment Trusts	2,034,188	-	-	2,034,188
Short-Term Investments	63,470	-	-	63,470
Total Investments in Securities	$33,102,660	$-	$-	$33,102,660

^ See Schedule of Investments for industry breakouts.

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

	Share Balance March 31, 2015	Purchases	Sales	Share Balance December 31, 2015	Realized Gain (Loss)	Dividend Income	Value December 31, 2015	Acquisition Cost
Cone Midstream Partners L.P.	51,715	-	3,525	48,190	$(49,757)	$-	$474,671	$1,174,732
PHH Corp.	37,390	-	37,390	-	(183,591)		-	-
Stonegate Mortgage Corp.	36,370	-	36,370	-	(311,138)	-	-	-
VTTI Energy Partners L.P.	22,395	-	1,525	20,870	(712)	18,090	432,635	448,991
New Senior Investment Group, Inc.	76,171	-	76,171	-	(625,664)	54,552	-	-
Total					$(1,170,862)	$72,642	$907,306	$1,623,723

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/8/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Elaine E. Richards
Elaine E. Richards, President

Date            2/8/16

By (Signature and Title)*                 /s/ Eric C. VanAndel
 Eric C. VanAndel, Treasurer

Date            2/8/16

* Print the name and title of each signing officer under his or her signature.